Consolidated Statements of Operations (unaudited) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenues
Rental revenues	$ 7,435,941	$ 5,945,332	$ 14,666,989	$ 11,359,393	$ 24,145,212	$ 7,128,209	$ 0
Other revenues	483,499	258,688	864,943	585,438	1,141,058	411,698	0
Total revenues	7,919,440	6,204,020	15,531,932	11,944,831	25,286,270	7,539,907	0
Expenses
Rental property operating	3,428,816	2,470,155	6,743,843	4,486,759	10,211,237	3,071,766	0
General and administrative expenses	1,051,762	739,397	2,067,560	1,389,976	3,473,954	1,616,252	369,870
Management fee	569,389	130,990	1,123,438	130,990	1,919,888	107,563	0
Organizational expenses					0	885,061	0
Performance fee	687,265	186,679	1,261,088	998,328	2,215,134	200,649	0
Depreciation and amortization	3,788,243	3,776,152	8,112,729	7,165,817	13,481,013	5,012,259	0
Total expenses	9,525,475	7,303,373	19,308,658	14,171,870	31,301,226	10,893,550	369,870
Fees waived					(749,171)	(107,563)	0
Net expenses					30,552,055	10,785,987	369,870
Income from real estate-related loans and securities	1,352,252	1,338,053	2,554,585	2,691,680	4,908,074	2,305,721	1,975
Interest expense	(1,402,408)	(1,206,036)	(2,774,865)	(2,622,323)	(4,948,496)	(4,048,089)	0
Realized (gain) loss on investments in real estate-related loans and securities	0	0	980,665	0	144,484	0	0
Unrealized gain on investments	332,410	1,537,626	319,983	(263,067)	2,416,703	0	0
Total other income (expense)	282,254	1,669,643	1,080,368	(193,710)	2,520,765	(1,742,368)	1,975
Net (loss) income	(1,323,781)	570,290	(2,696,358)	(2,420,749)	(2,745,020)	(4,988,448)	(367,895)
Net loss attributable to non-controlling interests	63,992	110,054	189,270	214,648	307,169	265,570	0
Net (loss) income attributable to stockholders	$ (1,259,789)	$ 680,344	$ (2,507,088)	$ (2,206,101)	$ (2,437,851)	$ (4,722,878)	$ (367,895)
Net (loss) income per share of common stock
Net loss per share - basic (in dollars per share)	$ (0.06)	$ 0.04	$ (0.12)	$ (0.12)	$ (0.13)	$ (4.49)	$ (18.39)
Net loss per share - diluted (in dollars per share)	(0.06)	0.04	(0.12)	(0.12)	(0.13)	(4.49)	(18.39)
Weighted average number of shares outstanding
Weighted average number of shares outstanding - basic (in shares)	22,201,697	18,788,608	21,742,068	17,811,014	18,895,893	1,050,861	20,000
Weighted average number of shares outstanding - diluted (in shares)	$ 22,201,697	$ 18,788,608	$ 21,742,068	$ 17,811,014	$ 18,895,893	$ 1,050,861	$ 20,000